COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of contingent liabilities
Pembina was committed for the following amounts under its contracts and arrangements as at December 31, 2022:

Contractual Obligations(1)	Payments Due by Period
($ millions)	Total	Less than 1 Year	1 – 3 Years	3 – 5 Years	After 5 Years
Construction commitments(2)	710	423	53	28	206
Other commitments related to lease contracts(3)	496	45	83	78	290
Transportation and processing(4)	129	59	42	9	19
Funding commitments(5)	26	26	—	—	—
Software, cloud computing and other	39	14	17	6	2
Total contractual obligations	1,400	567	195	121	517
(1)Pembina enters into product purchase agreements and power purchase agreements to secure supply for future operations. Purchase prices of both NGL and power are dependent on current market prices. Volumes and prices for NGL and power contracts cannot be reasonably determined, and therefore, an amount has not been included in the contractual obligations schedule. Product purchase agreements range from one to 9 years and involve the purchase of NGL products from producers. Assuming product is available, Pembina has secured between 45 and 194 mbpd of NGL each year up to and including 2031. Power purchase agreements range from one to 24 years and involve the purchase of power from electrical service providers. Pembina has secured up to 76 megawatts per day each year up to and including 2046.
(2)Includes required capital maintenance and/or turnarounds and required regulatory inspections for the life of the facilities even if not currently committed. Amounts above exclude significant projects that are awaiting regulatory approval, projects which Pembina is not committed to construct, and projects that are executed by equity accounted investees.
(3)Relates to expected variable lease payments excluded from the measurements of the lease liability and payments related to non-lease components in lessee lease contracts.
(4)Take-or-pay payments for minimum volumes to be transported or processed, including $22 million of contract transportation on the Alliance Pipeline.
(5)Pembina has committed to fund the construction of an asset that will connect Pembina's assets into a third-party pipeline.